Form N-1A Supplement	Jul. 08, 2026
Sprott Copper Miners ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement Dated July 8, 2026 to the

to the Summary Prospectuses and Prospectus dated April 30, 2026

You should read this Supplement in conjunction with the Funds’ Prospectus and Summary Prospectuses dated April 30, 2026, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-844-940-4653.